Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2018, 2017 and 2016 is presented in the following tables.

Revenue	2018	2017	2016
HPMS	9,022	8,745	8,086
SP	-	118	1,220
Corporate and Other (1)	385	393	192
	9,407	9,256	9,498

Operating income (loss)	2018	2017	2016
HPMS	807	656	(302)
SP	-	31	268
Corporate and Other (1)	1,903	1,415	(116)
	2,710	2,102	(150)

(1)

Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.

Goodwill Assigned to Segments
Goodwill assigned to segments	Cost at January 1, 2018	Acquisitions	Translation differences and other changes	Cost at December 31, 2018
HPMS	8,750	11	(60)	8,701
Corporate and Other (1)	270	-	-	270
	9,020	11	(60)	8,971

	Accumulated impairment at January 1, 2018	Translation differences and other changes	Accumulated impairment at December 31, 2018
HPMS	(154)	40	(114)
Corporate and Other (1)	-	-	-
	(154)	40	(114)

(1)	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment, net
	2018	2017	2016	2018	2017	2016
China	3,430	3,640	3,882	287	281	251
Netherlands	349	304	285	214	198	183
United States	919	922	906	782	770	922
Singapore	1,220	1,082	984	298	211	166
Germany	531	570	623	55	57	52
Japan	735	750	550	-	-	1
South Korea	357	356	369	-	-	-
Malaysia	112	103	231	373	369	378
Other countries	1,754	1,529	1,668	427	409	399
	9,407	9,256	9,498	2,436	2,295	2,352

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).